Earnout Liability - Narrative (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Post triggering event period	10 days
Earnout shares of common stock outstanding (in shares) | shares	25,000,000
Sponsor vesting shares of common stock outstanding (in shares) | shares	4,500,000
Change in fair value of earnout liability | $	$ 75,488	$ 0
Earnout liability
Business Acquisition, Contingent Consideration [Line Items]
Earn-out liability | $	127,800	$ 0
Change in fair value of earnout liability | $	$ 75,500
Earnout liability | Dividend yield
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0
Earnout liability | Expected volatility
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0.82
Earnout liability | Risk-free interest rate
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0.0118
Earnout liability | Share trigger price 1
Business Acquisition, Contingent Consideration [Line Items]
Post triggering event period	10 days
Share price (in dollars per share) | $ / shares	$ 15.00
Period from businees combination closing date stock price trigger	3 years
Earnout liability | Share trigger price 2
Business Acquisition, Contingent Consideration [Line Items]
Post triggering event period	10 days
Share price (in dollars per share) | $ / shares	$ 20.00
Period from businees combination closing date stock price trigger	4 years
Earnout liability | Share trigger price 3
Business Acquisition, Contingent Consideration [Line Items]
Post triggering event period	10 days
Share price (in dollars per share) | $ / shares	$ 25.00
Period from businees combination closing date stock price trigger	5 years